Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Offering costs (in Dollars)		$ 15,827,645
Warrants offering cost (in Dollars)	$ 1,895,834	$ (7,138,542)
Effective tax rate	(80.17%)	7.16%
Statutory tax rate	21.00%	21.00%
Insured limit amount (in Dollars)	$ 250,000
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Offering costs (in Dollars)	$ 15,827,645
Class A Common Stock Subject To Possible Redemption [Member]
Summary of Significant Accounting Policies [Line Items]
Shares subject to subject to possible redemption (in Shares)	577,937	28,750,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares subject to subject to possible redemption (in Shares)	577,937	28,750,000
Purchase to share (in Shares)	14,583,333
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants offering cost (in Dollars)	$ 481,824